UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05611

Name of Fund: BlackRock MuniVest Fund, Inc. (MVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock MuniVest Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 11/30/2007

Item 1 - Schedule of Investments

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                            Face
State                     Amount   Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 2.9%           $ 2,550   Camden, Alabama, IDB, Exempt Facilities Revenue Bonds (Weyerhaeuser Company),
                                   Series A, 6.125% due 12/01/2024                                                       $    2,654
                           3,500   Huntsville, Alabama, Health Care Authority Revenue Bonds, Series A, 5.75%
                                   due 6/01/2011 (a)                                                                          3,799
                           6,500   Prattville, Alabama, IDB, Environmental Improvement Revenue Bonds (International
                                   Paper Company Projects), AMT, Series A, 4.75% due 12/01/2030                               5,595
                           5,000   Selma, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds
                                   (International Paper Company Project), Series B, 5.50% due 5/01/2020                       5,114
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 2.4%             4,100   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                   Project 1), Series A, 6.75% due 7/01/2029                                                  3,921
                           2,100   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                   Project), Series E, 7.25% due 7/01/2031                                                    2,236
                             500   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                   Project), Series I, 6.10% due 7/01/2024                                                      514
                           1,000   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                   Project), Series I, 6.30% due 7/01/2031                                                    1,028
                           1,545   Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                   Schools Project), Series O, 5% due 7/01/2026                                               1,430
                             560   Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                   Schools Project II), Series A, 6.75% due 7/01/2011 (a)                                       623
                             970   Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                   Schools Project II), Series A, 6.75% due 7/01/2021                                         1,015
                           3,500   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%
                                   due 12/01/2037                                                                             3,353
-----------------------------------------------------------------------------------------------------------------------------------
California - 16.4%        18,850   California Health Facilities Financing Authority Revenue Bonds (Kaiser
                                   Permanente), Series A, 5.25% due 4/01/2039                                                19,064
                             550   California State, GO, 5.50% due 4/01/2014 (a)                                                616
                              10   California State, GO, 5.50% due 4/01/2030                                                     11
                           5,000   California State Public Works Board, Lease Revenue Bonds (Department of
                                   Corrections), Series C, 5.50% due 6/01/2022                                                5,405
                           6,000   California State Public Works Board, Lease Revenue Bonds (Department of
                                   Corrections), Series C, 5.50% due 6/01/2023                                                6,476
                          11,075   California State Public Works Board, Lease Revenue Bonds (Department of Mental
                                   Health - Coalinga State Hospital), Series A, 5.125% due 6/01/2029                         11,249
                          11,250   California State, Various Purpose, GO, 5.50% due 11/01/2033                               11,949
                           5,240   California Statewide Communities Development Authority, Health Facility Revenue
                                   Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                              5,571

Portfolio Abbreviations

To simplify the listings of BlackRock MuniVest Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
DRIVERS     Derivative Inverse Tax-Exempt Receipts
EDA         Economic Development Authority
GO          General Obligation Bonds
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDB         Industrial Development Board
IDR         Industrial Development Revenue Bonds
PCR         Pollution Control Revenue Bonds
RIB         Residual Interest Bonds
S/F         Single-Family
VRDN        Variable Rate Demand Notes

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                            Face
State                     Amount   Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                         $ 1,250   Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT,
                                   Series B, 5% due 12/01/2027                                                           $    1,258
                          10,725   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Bonds, Series A-3, 7.875% due 6/01/2013 (a)                                       13,032
                           3,750   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Bonds, Series A-4, 7.80% due 6/01/2013 (a)                                         4,544
                           1,425   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Bonds, Series A-5, 7.875% due 6/01/2013 (a)                                        1,732
                          10,000   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Bonds, Series B, 5.375% due 6/01/2010 (a)                                         10,485
                           5,100   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Refunding Bonds, Senior Series A-1, 5.125% due 6/01/2047                           4,308
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 0.6%              540   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2,
                                   6.60% due 5/01/2028                                                                          557
                             180   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2,
                                   7.50% due 4/01/2031                                                                          186
                           3,000   Colorado Health Facilities Authority Revenue Bonds (Lutheran Medical Center),
                                   Series A, 5.25% due 6/01/2034                                                              3,015
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.5%         2,810   Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement Revenue
                                   Refunding Bonds (Priority Distribution), 6.25% due 1/01/2031                               2,910
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 5.8%            15,800   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                   (Adventist Health System), Series C, 5.25% due 11/15/2036                                 15,957
                           6,500   Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer
                                   Center Project), Series A, 5.25% due 7/01/2037                                             6,461
                          10,320   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                   (Adventist Health System), 5.625% due 11/15/2012 (a)                                      11,432
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 4.5%             1,100   Gainesville, Georgia, Redevelopment Authority, Educational Facilities Revenue
                                   Refunding Bonds (Riverside Military Academy), 5.125% due 3/01/2037                         1,024
                           4,600   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W,
                                   6.60% due 1/01/2018                                                                        5,307
                             250   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W,
                                   6.60% due 1/01/2018 (e)                                                                      288
                             250   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y,
                                   10% due 1/01/2010 (e)                                                                        283
                           5,000   Houston County, Georgia, Hospital Authority Revenue Bonds (Houston Heart Institute
                                   Project), 5.25% due 10/01/2035                                                             5,076
                           4,390   Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                   (Georgia College and State University Foundation), 5.50% due 9/01/2014 (a)                 4,957
                           3,500   Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                   (Georgia College and State University Foundation), 5.625% due 9/01/2014 (a)                3,978
                           4,785   Monroe County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                   Corporation-Scherer), Series A, 6.80% due 1/01/2011                                        5,203
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.5%                 330   Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds,  AMT, Series E-2,
                                   6.90% due 1/01/2027                                                                          339
                           2,380   Idaho Housing and Financing Association, S/F Mortgage Revenue Bonds, AMT,
                                   Series J-1, Class III, 5% due 1/01/2028                                                    2,449
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 11.2%           5,000   Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                                   Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2019 (c)                                  5,267
                          11,200   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                   Series B-2, 6% due 1/01/2029 (n)                                                          11,987
                              75   Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7%
                                   due 3/01/2032 (d)(k)                                                                          77

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                            Face
State                     Amount   Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                         $10,000   Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                                   Management LLC Project), AMT, 6% due 11/01/2023                                       $   10,092
                           2,140   Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation
                                   Providers Facilities), Series A, 6.50% due 7/01/2022                                       2,286
                             465   Illinois Development Finance Authority, Revenue Refunding Bonds (Community
                                   Rehabilitation Providers Facilities), Series A, 6% due 7/01/2015                             470
                           2,695   Illinois State Finance Authority, Revenue Bonds (Community Rehabilitation Providers
                                   Facilities), 4.625% due 7/01/2027                                                          2,431
                              12   Kane and De Kalb Counties, Illinois, Community Unit School District Number 302, GO,
                                   DRIVERS, Series 283, 7.545% due 2/01/2018 (f)(m)                                              16
                           1,005   McLean and Woodford Counties, Illinois, Community Unit School District Number 005,
                                   GO, Refunding, 6.25% due 12/01/2014 (i)                                                    1,111
                             845   McLean and Woodford Counties, Illinois, Community Unit School District Number 005,
                                   GO, Refunding, 6.375% due 12/01/2016 (i)                                                     939
                          18,550   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                   Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75%
                                   due 6/15/2023 (c)                                                                         20,129
                           3,500   Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20%
                                   due 11/01/2020 (h)                                                                         4,295
                           4,000   Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75%
                                   due 6/01/2020 (f)                                                                          5,221
                             395   Will County, Illinois, School District Number 122 (New Lenox Elementary), GO,
                                   Series A, 6.50% due 11/01/2010 (a)(i)                                                        428
                             505   Will County, Illinois, School District Number 122 (New Lenox Elementary), GO,
                                   Series A, 6.50% due 11/01/2013 (i)                                                           547
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 8.5%            18,350   Indiana Health and Educational Facilities Financing Authority, Hospital Revenue
                                   Bonds (Clarian Health Obligation), Series A, 5.25% due 2/15/2040                          18,409
                           4,290   Indiana State, HFA, S/F Mortgage Revenue Refunding Bonds, Series A, 6.80%
                                   due 1/01/2017 (j)                                                                          4,406
                           8,195   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A,
                                   6.80% due 12/01/2016                                                                       9,603
                          15,335   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding
                                   Bonds, Series D, 6.75% due 2/01/2014                                                      17,233
-----------------------------------------------------------------------------------------------------------------------------------
Iowa - 1.1%                6,540   Iowa Financing Authority, S/F Mortgage Revenue Refunding Bonds, AMT, Series E,
                                   5.15% due 7/01/2032 (d)                                                                    6,544
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.7%              3,805   Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds (Mortgage-Backed
                                   Securities Program), AMT, Series A-4, 5.95% due 12/01/2033 (d)                             3,850
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 3.4%           20,100   Louisville and Jefferson County, Kentucky, Metropolitan Government Health System,
                                   Revenue Refunding Bonds (Norton Healthcare, Inc.), 5.25% due 10/01/2036                   20,069
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 3.5%           8,720   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                   Missionaries of Our Lady Health System, Inc.), Series A, 5% due 8/15/2033                  8,510
                          11,660   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                   Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036              11,696
-----------------------------------------------------------------------------------------------------------------------------------
Maine - 0.3%                 775   Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds
                                   (Avesta Housing Development Corporation Project), Series A, 5.70% due 8/01/2021              788
                           1,190   Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds
                                   (Avesta Housing Development Corporation Project), Series A, 6% due 2/01/2034               1,211
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 0.5%            3,250   Maryland State Community Development Administration, Department of Housing and
                                   Community Development, Residential Revenue Refunding Bonds, AMT, Series D, 4.90%
                                   due 9/01/2042                                                                              3,092
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                            Face
State                     Amount   Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 9.7%     $ 2,035   Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, 9.25%
                                   due 1/01/2011 (e)                                                                     $    2,325
                           3,010   Massachusetts Bay Transportation Authority, Revenue Refunding Bonds (General
                                   Transportation System), Series A, 7% due 3/01/2019 (q)                                     3,674
                           3,000   Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A, 5.20% due 12/01/2037       3,018
                           3,000   Massachusetts State, HFA, Housing Revenue Refunding Bonds, AMT, Series D, 4.85%
                                   due 6/01/2040                                                                              2,821
                           5,500   Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 130, 5%
                                   due 12/01/2032                                                                             5,392
                          30,000   Massachusetts State Water Resource Authority Revenue Bonds, Series A, 6.50%
                                   due 7/15/2019 (e)                                                                         35,830
                           1,000   Massachusetts State Water Resource Authority, Revenue Refunding Bonds, Series A,
                                   6% due 8/01/2010 (a)(f)                                                                    1,077
                           2,480   Massachusetts State Water Resource Authority, Revenue Refunding Bonds, Series A,
                                   6% due 8/01/2010 (a)(f)                                                                    2,671
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 7.2%            2,500   Delta County, Michigan, Economic Development Corporation, Environmental Improvement
                                   Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25% due 4/15/2012 (a)        2,790
                           3,715   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                                   Clemens General Hospital), Series B, 5.75% due 11/15/2025                                  3,614
                           4,250   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                                   Clemens General Hospital), Series B, 5.875% due 11/15/2034                                 4,124
                           1,900   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                   (Crittenton Hospital), Series A, 5.625% due 3/01/2027                                      1,966
                           2,000   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                   (Oakwood Obligated Group), Series A, 5% due 7/15/2025                                      2,020
                           7,205   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford
                                   Health System), Series A, 5.25% due 11/15/2032                                             7,308
                          17,100   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford
                                   Health System), Series A, 5% due 11/15/2038                                               16,785
                           2,750   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford
                                   Health System), Series A, 5.25% due 11/15/2046                                             2,765
                           1,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds
                                   (Sinai Hospital), 6.70% due 1/01/2026                                                      1,000
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.6%           7,235   Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health System),
                                   Series A, 5.75% due 11/15/2012 (a)                                                         8,026
                           1,405   Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds (Saint Cloud Hospital
                                   Obligation Group), Series A, 6.25% due 5/01/2017 (i)                                       1,506
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 6.2%         9,160   Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding (Weyerhaeuser
                                   Company Project), Series A, 6.80% due 4/01/2022                                           10,344
                           4,500   Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding (Weyerhaeuser
                                   Company Project), Series B, 6.70% due 4/01/2022                                            5,030
                          20,705   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                                   Energy Resources Inc. Project), 5.875% due 4/01/2022                                      20,955
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.5%            2,600   Missouri State Development Finance Board, Infrastructure Facilities Revenue
                                   Refunding Bonds (Branson), Series A, 5.50% due 12/01/2032                                  2,602
                             195   Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                                   (Homeowner Loan), AMT, Series A, 7.50% due 3/01/2031 (d)                                     205
-----------------------------------------------------------------------------------------------------------------------------------
Montana - 1.0%             6,000   Forsyth, Montana, PCR, Refunding (Portland General Electric Company), Series A,
                                   5.20% due 5/01/2033                                                                        6,072
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                            Face
State                     Amount   Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.0%          $   135   Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT, Series C,
                                   6.30% due 9/01/2028 (d)(k)                                                            $      136
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%              1,105   Nevada Housing Division Revenue Bonds (Multi-Unit Housing), AMT, Issue B, 7.45%
                                   due 10/01/2017 (b)                                                                         1,107
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.5%       2,675   New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                   (Elliot Hospital), Series B, 5.60% due 10/01/2022                                          2,788
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 4.9%          9,080   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                           8,983
                           2,885   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                           2,899
                           2,855   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                           2,814
                           6,695   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                           6,709
                           5,980   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                   Bonds, 7% due 6/01/2013 (a)                                                                7,050
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.6%          3,300   Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico -
                                   San Juan Project), Series A, 5.80% due 4/01/2022                                           3,315
-----------------------------------------------------------------------------------------------------------------------------------
New York - 1.5%              400   Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                   Refunding Bonds, VRDN, Series B, 3.54% due 11/01/2022 (i)(l)                                 400
                           1,125   New York City, New York, City Transitional Finance Authority Revenue Bonds, RIB,
                                   Series 283, 8.56% due 11/15/2015 (m)                                                       1,308
                             965   New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2014 (f)                 1,042
                           5,480   New York City, New York, GO, Series F, 5.25% due 1/15/2033                                 5,706
                              20   New York City, New York, GO, Series I, 6.25% due 4/15/2017 (a)(n)                             20
                             400   New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                                   Sub-Lien, VRDN, Series 4V, 3.50% due 4/01/2022 (i)(l)                                        400
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.7%      4,105   Gaston County, North Carolina, Industrial Facilities and Pollution Control
                                   Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75%
                                   due 8/01/2035                                                                              3,980
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 5.0%                8,870   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
                                   Asset-Backed Bonds, Series A-2, 6% due 6/01/2043                                           8,705
                           3,000   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
                                   Asset-Backed Bonds, Series A-2, 5.875% due 6/01/2048                                       2,852
                          17,000   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
                                   Asset-Backed Bonds, Series A-2, 6.50% due 6/01/2048                                       17,494
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 1.3%            7,635   Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint
                                   John Health System), 5% due 2/15/2042                                                      7,634
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.3%        2,440   Pennsylvania State Higher Education Assistance Agency Revenue Bonds, Capital
                                   Acquisition, 6.125% due 12/15/2010 (a)(c)                                                  2,641
                           6,250   Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                                   (University of Pennsylvania Medical Center Health System), Series A, 6%
                                   due 1/15/2031                                                                              6,669
                           1,000   Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                   Revenue Bonds (Arbor House Inc. Project), Series E, 6.10% due 7/01/2033                    1,024
                           1,355   Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                   Revenue Bonds (Rieder House Project), Series A, 6.10% due 7/01/2033                        1,388
                           9,280   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                   Healthcare System), Series B, 7.125% due 12/01/2011 (a)                                   11,193

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                            Face
State                     Amount   Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                         $ 1,340   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                   (Guthrie Healthcare System), Series A, 6.25% due 12/01/2011 (a)                       $    1,498
                             410   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                   (Guthrie Healthcare System), Series A, 6.25% due 12/01/2018                                  443
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 2.7%      1,000   Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds
                                   (International Paper Company Project), AMT, Series A, 5.55% due 12/01/2029                   971
                           9,700   Lexington County, South Carolina, Health Services District Inc., Hospital Revenue
                                   Refunding Bonds, 5% due 11/01/2032                                                         9,564
                           5,000   Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds
                                   (International Paper), AMT, 6.10% due 4/01/2023                                            5,171
-----------------------------------------------------------------------------------------------------------------------------------
South Dakota - 0.4%        2,605   South Dakota State Health and Educational Facilities Authority Revenue Bonds
                                   (Sanford Health), 5% due 11/01/2040                                                        2,603
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 4.5%           4,120   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                   Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (a)                    4,697
                          21,450   Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5.25%
                                   due 9/01/2026                                                                             21,653
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 12.7%              5,000   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                   First Tier, Series A, 6.70% due 1/01/2011 (a)                                              5,499
                           1,290   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                   First Tier, Series A, 6.70% due 1/01/2011 (a)                                              1,419
                           3,055   Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project),
                                   AMT, Series A, 7.70% due 4/01/2033                                                         3,180
                          11,460   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                   Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%
                                   due 5/15/2033                                                                             12,102
                           3,000   Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                   Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2010 (a)(g)                 3,316
                          10,250   Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility
                                   Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40%
                                   due 4/01/2026                                                                             10,310
                           6,000   Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds (International
                                   Paper Company), AMT, Series A, 6.10% due 8/01/2024                                         6,134
                           5,500   Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds,
                                   Senior Lien, Series G, 5.75% due 11/15/2020 (c)                                            5,895
                           1,790   Houston, Texas, Industrial Development Corporation Revenue Bonds (Air Cargo), AMT,
                                   6.375% due 1/01/2023                                                                       1,836
                             155   Mansfield, Texas, Independent School District, GO, Refunding, 6.625% due 2/15/2015           166
                           9,355   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                   (Centerpoint Energy Project), 5.60% due 3/01/2027                                          9,597
                           5,225   Midway, Texas, Independent School District, GO, Refunding, 6.125% due 8/15/2014            5,583
                           2,700   Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), Series A,
                                   6.45% due 11/01/2030                                                                       2,750
                           5,000   Red River Authority, Texas, PCR, Refunding (Celanese Project), AMT, Series B,
                                   6.70% due 11/01/2030                                                                       5,151
                           1,495   Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds (Fire
                                   Fighter and Law Enforcement or Security Officer Home Loan Program), AMT,
                                   Series B, 5.25% due 9/01/2039 (d)                                                          1,465
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.2%             1,000   Vermont Educational and Health Buildings Financing Agency, Developmental and
                                   Mental Health Revenue Bonds (Howard Center for Human Services), Series A,
                                   6.375% due 6/15/2022                                                                       1,058
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                            Face
State                     Amount   Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.6%          $ 1,425   Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
                                   Series A, 5.875% due 6/01/2017                                                        $    1,507
                           2,250   Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue
                                   Refunding Bonds (Goodwin House, Inc.), 5.125% due 10/01/2042                               2,075
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 3.5%              3   Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS,
                                   Series 255, 8.042% due 7/01/2018 (h)(m)                                                        3
                           2,355   Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project),
                                   6.125% due 12/01/2032                                                                      2,369
                             408   Washington State, GO, Trust Receipts, Class R, Series 6, 7.982% due 1/01/2014 (i)(m)         452
                          14,320   Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear
                                   Project Number 1), Series B, 7.125% due 7/01/2016                                         17,851
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 1.7%           1,765   Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50% due 1/01/2025                  1,820
                           5,000   Wisconsin State Health and Educational Facilities Authority, Mortgage Revenue Bonds
                                   (Hudson Memorial Hospital), 5.70% due 1/15/2029 (j)                                        5,197
                           3,040   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                   (SynergyHealth Inc.), 6% due 11/15/2032                                                    3,140
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands          8,000 Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
- 1.5%                             Coker Project), AMT, 6.50% due 7/01/2021                                                   8,463
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Municipal Bonds  (Cost - $761,048) - 135.8%                                        794,226
-----------------------------------------------------------------------------------------------------------------------------------

                                   Municipal Bonds Held in Trust (r)
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 7.7%           14,000   Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                                   Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2020 (c)                                 14,747
                          17,080   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                   Series B-2, 6% due 1/01/2027 (c)                                                          18,364
                           2,975   Kane and De Kalb Counties, Illinois, Community Unit School District Number 302,
                                   GO, 5.75% due 2/01/2018 (f)                                                                3,352
                           2,710   Kane and De Kalb Counties, Illinois, Community Unit School District Number 302,
                                   GO, 5.75% due 2/01/2019 (f)                                                                3,054
                           4,780   Kane and De Kalb Counties, Illinois, Community Unit School District Number 302,
                                   GO, 5.75% due 2/01/2021 (f)                                                                5,386
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.6%      20,000   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                   Series A, 5% due 8/15/2030 (i)                                                            20,842
-----------------------------------------------------------------------------------------------------------------------------------
New York - 7.4%           13,500   New York City, New York, City Transitional Finance Authority Revenue Bonds,
                                   Future Tax Secured, Series B, 6.25% due 11/15/2018                                        14,597
                          26,750   New York State Dormitory Authority, State University Educational Facilities,
                                   Revenue Refunding Bonds, Series 1989, 6% due 5/15/2010 (c)                                28,768
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 1.2%              6,610   Portland, Oregon, Sewer System Revenue Bonds, Series A, 5.75% due 8/01/2010 (f)            7,029
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 6.5%              20,970   Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                   Bonds (School Health Care System), Series B, 5.75% due 7/01/2027                          24,751
                          12,500   San Antonio, Texas, Electric and Gas Revenue Bonds, Series A, 5.75%
                                   due 2/01/2010 (a)                                                                         13,149
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 9.0%         11,660   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia
                                   Generating Station), Series A, 5.75% due 7/01/2018 (c)                                    12,649
                           7,015   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia
                                   Generating Station), Series B, 6% due 7/01/2018 (h)                                        7,683
                          14,700   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project
                                   Number 1), Series B, 6% due 7/01/2017 (c)                                                 16,231
                          15,385   Washington State, Various Purpose, GO, Series B, 6% due 1/01/2010 (i)                     16,228
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Municipal Bonds Held in Trust  (Cost - $201,037) - 35.4%                           206,830
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                          Shares
                            Held   Short-Term Securities                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                          11,100   Merrill Lynch Institutional Tax-Exempt Fund, 3.43% (o)(p)                             $   11,100
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Short-Term Securities  (Cost - $11,100) - 1.9%                                      11,100
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments  (Cost - $973,185*)  - 173.1%                                        1,012,156

                                   Other Assets Less Liabilities - 1.0%                                                       5,826

                                   Liability for Trust Certificates, Including Interest Expense Payable - (16.9%)           (98,711)

                                   Preferred Stock, at Redemption Value - (57.2%)                                          (334,449)
                                                                                                                         ----------
                                   Net Assets Applicable to Common Stock - 100.0%                                        $  584,822
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 878,483
                                                                      =========
      Gross unrealized appreciation                                   $  43,787
      Gross unrealized depreciation                                      (7,743)
                                                                      ---------
      Net unrealized appreciation                                     $  36,044
                                                                      =========

(a)   Prerefunded.
(b)   FNMA Collateralized.
(c)   MBIA Insured.
(d)   FNMA/GNMA Collateralized.
(e)   Escrowed to maturity.
(f)   FGIC Insured.
(g)   Radian Insured.
(h)   AMBAC Insured.
(i)   FSA Insured.
(j)   FHA Insured.
(k)   FHLMC Collateralized.
(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(m) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(n)   XL Capital Insured.
(o) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net             Dividend
      Affiliate                                     Activity            Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
        Tax-Exempt Fund                               3,177               $69
      --------------------------------------------------------------------------

(p)   Represents the current yield as of November 30, 2007.
(q)   Commonwealth Guaranteed.

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

(r) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
o Forward interest rate swaps outstanding as of November 30, 2007 were as follows:

      --------------------------------------------------------------------------
                                                       Notional      Unrealized
                                                        Amount      Depreciation
      --------------------------------------------------------------------------
      Pay a fixed rate of 3.925% and received a floating rate based on 1-week (SIFMA)
      Municipal Swap Index Rate

      Broker, JPMorgan Chase
      Expires February 2028                           $ 17,250        $ (545)
      --------------------------------------------------------------------------

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer of
    BlackRock MuniVest Fund, Inc.

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniVest Fund, Inc.

Date: January 16, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniVest Fund, Inc.

Date: January 16, 2008